Above market acquired charters - Carrying Value (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	$ 115,382
Amortization	(7,631)	$ (8,243)
Carrying amount, end of period	107,751
M/V Cape Agamemnon
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	29,457
Amortization	(2,656)
Carrying amount, end of period	26,801
M/V Agamemnon
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	500
Amortization	(428)
Carrying amount, end of period	72
M/V Archimidis
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	636
Amortization	(395)
Carrying amount, end of period	241
M/V Hyundai Premium
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	16,728
Amortization	(827)
Carrying amount, end of period	15,901
M/V Hyundai Paramount
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	16,858
Amortization	(828)
Carrying amount, end of period	16,030
M/V Hyundai Prestige
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	16,882
Amortization	(840)
Carrying amount, end of period	16,042
M/V Hyundai Privilege
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	17,144
Amortization	(828)
Carrying amount, end of period	16,316
M/V Hyundai Platinum
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	17,177
Amortization	(829)
Carrying amount, end of period	$ 16,348